COMMITMENTS AND CONTINGENCIES - Additional Information (Details)										1 Months Ended						3 Months Ended			4 Months Ended	12 Months Ended
	Feb. 26, 2026	Jan. 15, 2026 USD ($)	Oct. 31, 2025 USD ($)	Oct. 22, 2025 USD ($)	Oct. 14, 2025 USD ($)	Mar. 14, 2025 USD ($)	Mar. 14, 2025 £ / shares	Feb. 19, 2025 USD ($) shares	Jan. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) ft²	Sep. 30, 2025 USD ($)	Aug. 31, 2025 USD ($)	Apr. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Nov. 30, 2023	Mar. 31, 2026 USD ($) ft²	Dec. 31, 2025 USD ($) ft²	Mar. 31, 2025 USD ($)	Apr. 30, 2025 USD ($) shares	Dec. 31, 2025 USD ($) ft²	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Jan. 31, 2026	Nov. 13, 2025	Sep. 30, 2025 EUR (€)	Aug. 27, 2025	Jul. 31, 2025
COMMITMENTS AND CONTINGENCIES
Purchase commitment																$ 478,813		$ 455,048		$ 466,798		$ 466,798
Property and equipment leased location net book value										$ 0				$ 0			$ 0	0		0
Litigation gain																				146,132
Impairment to reduce the right-of-use asset																		150,077		150,077
Operating lease cost																		$ 102,938		71,557		411,751
Gain on settlement of agreement																				$ 146,132
Accrued interest rate percentage on judgment amount										10.00%							10.00%			10.00%
Gain on extinguishment of accounts payable																				$ (5,361,931)		$ 0
Loss on fraudulent wire transfer																				1,005,352
Convertible receivable																	$ 1,179,686
Working Capital | €																					€ 40,500,000
Aggregate purchase price in cash																$ 749,905
Trumar Capital LLC Acquisition Agreement [Member]
COMMITMENTS AND CONTINGENCIES
Shares issued | shares								1,219,832
Purchase of ownership interest														20.00%				20.00%
Payments to acquire ownership interest in cash														$ 1,500,000						1,500,000
Payments to acquire ownership interest in notes														$ 23,500,000
Business acquisition, cash paid																				600,000
Deposit payable										$ 900,000							900,000			900,000
Remaining percentage of ownership to be held																											80.00%
Assets guaranteed								$ 4,200,000
Reimbursement of expense and costs incurred										735,000
Reimbursement of expense and costs incurred paid in cash										585,000
Reimbursement of expense and costs incurred settled through reduction of receivable										$ 150,000
Tekne [Member]
COMMITMENTS AND CONTINGENCIES
Purchase of ownership interest																							2.90%
SYME Strategic Investment [Member]
COMMITMENTS AND CONTINGENCIES
Aggregate purchase price in cash						$ 5,150,000
Fixed conversion rate | £ / shares							£ 0.00003
Exercise price | £ / shares							£ 0.000039
Inventory monetization advanced																				5,668,545
Maddox Joint Venture [Member]
COMMITMENTS AND CONTINGENCIES
Percentage of capital owned	40.00%
Defense contribution				$ 10,000,000
Interest period				30 days
Orbit S R L [Member]
COMMITMENTS AND CONTINGENCIES
Purchase of ownership interest		22.00%	10.70%													10.70%							22.00%
Non-cash consideration			$ 900,000
Business acquisition, cash paid		$ 2,000,000															$ 1,500,000
Ron Nicol [Member]
COMMITMENTS AND CONTINGENCIES
Liability settlement																				1,162,704
Insurance premium paid																				1,500,000
Gain on extinguishment of accounts payable																				290,676
CFGI, LLC [Member]
COMMITMENTS AND CONTINGENCIES
Total judgment amount																				86,826
FICTIV, Inc. [Member]
COMMITMENTS AND CONTINGENCIES
Total judgment amount									$ 197,899
Default judgment payment					$ 130,000
Centennial Tech Industrial Owner, LLC [Member]
COMMITMENTS AND CONTINGENCIES
Total judgment amount													$ 409,278
Liqueous Settlement Agreement [Member]
COMMITMENTS AND CONTINGENCIES
Liability settlement																				130,000
Litigation gain											$ 40,000		300,000							450,000
Litigation loss																				110,000
Aggregate settlement amount																			$ 1,450,000
Proceeds from settlement agreement																		$ 1,000,000
Shares issued | shares																			1,840,999
Debt instrument face amount													411,865						$ 411,865
Gain on settlement of agreement											40,000		$ 300,000							450,000
Tekne Commitment Letter [Member]
COMMITMENTS AND CONTINGENCIES
Acquisition ownership interest percentage																										70.00%
Enterprise value of tekne																				60,000,000
Interest to be acquired																										70.00%
Enterprise derivatively value																				$ 42,000,000
Maximum potential future payments											773,000														€ 663,076
Tekne Commitment Letter [Member] | Tekne S.p.A. [Member]
COMMITMENTS AND CONTINGENCIES
Equity interest																								2.90%		3.00%
Tekne Commitment Letter [Member] | Letter of Credit [Member]
COMMITMENTS AND CONTINGENCIES
Cash Collateral for Borrowed Securities											875,000
Cash collateral											$ 875,000
COLORADO [Member] | FiconTEC Inc [Member] | District Court [Member]
COMMITMENTS AND CONTINGENCIES
Total judgment amount												$ 394,274
Post judgment interest accrued												8.00%
COLORADO [Member] | Office Building [Member]
COMMITMENTS AND CONTINGENCIES
Area of land | ft²										27,900						27,900	27,900			27,900
Operating lease original expiry																2024-12				2024-12	2024-12
Operating lease extended expiry															2025-06	2025-06		2025-06		2025-06	2025-06
ILLINOIS | FiconTEC Inc [Member]
COMMITMENTS AND CONTINGENCIES
Total judgment amount												$ 30,379